Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), IFRS as adopted by the European Union (EU), and in accordance with the provisions of the UK Companies Act 2006 applicable to companies reporting under IFRS. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented.

The consolidated financial statements have been prepared on a going concern basis under the historical cost convention except as described in the accounting policy below on financial instruments.

The Group has adopted the Amendment to IAS 7 Statement of Cash Flows with effect from 1 January 2017. This amendment requires reporting entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, by disclosing changes arising from cash flows as well as non-cash changes. These additional disclosures have been added to note 20.

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements. The key estimates and assumptions are set out in the accounting policies below, together with the related notes to the accounts.

The critical accounting estimates include:

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the review of asset values, especially goodwill and impairment testing. The key assumptions used in respect of goodwill and impairment testing are the determination of cash-generating units, the budgeted cash flows of these units, the long-term growth rate for cash flow projections and the rate used to discount the cash flow projections. These are described in note 9;

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the estimation of and accounting for retirement benefit costs. The determination of the carrying value of assets and liabilities, as well as the charge for the year, and amounts recognised in other comprehensive income, involves judgements made in conjunction with independent actuaries. These involve estimates about uncertain future events based on the environment in different countries, including life expectancy of scheme members, salary and pension increases, inflation, as well as discount rates and asset values at the year end. The assumptions used by the Group and sensitivity analysis are described in note 12;

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the estimation of amounts to be recognised in respect of taxation and legal matters, and the estimation of other provisions for liabilities and charges are subject to uncertain future events, may extend over several years and so the amount and/or timing may differ from current assumptions. The accounting policy for taxation is explained below. The recognised deferred tax assets and liabilities, together with a note of unrecognised amounts, are shown in note 13, and a contingent tax asset is explained in note 6(b). Other provisions for liabilities and charges are as set out in note 21. The accounting policy on contingent liabilities, which are not provided for, is set out below and the contingent liabilities of the Group are explained in note 28. The application of these accounting policies to the payments made and credits recognised under the Master Settlement Agreement by Reynolds American (“RAI”) is described in note 3(d); and

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the estimation of the fair values of acquired net assets arising in a business combination and the allocation of the purchase consideration between the underlying net assets acquired, including intangible assets other than goodwill, on the basis of their fair values. These estimates are prepared in conjunction with the advice of independent valuation experts where appropriate. The relevant transactions for 2017, 2016  and 2015 are described in note 24.

The critical accounting judgements include:

-	the definition of adjusting items, which are separately disclosed as memorandum information, is explained below and the impact of these on the calculation of adjusted earnings is described in note 7;
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the determination as to whether control (subsidiaries), joint control (joint arrangements), or significant influence (associates) exists in relation to the investments held by the Group. This is assessed after taking into account the Group’s ability to appoint directors to the entity’s board, its relative shareholding compared with other shareholders, any significant contracts or arrangements with the entity or its other shareholders and other relevant facts and circumstances; and

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the review of applicable exchange rates for transactions with and translation of entities in territories where there are restrictions on the free access to foreign currency, or multiple exchange rates.

Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the financial statements. In the future, actual experience may deviate from these estimates and assumptions, which could affect the financial statements as the original estimates and assumptions are modified, as appropriate, in the year in which the circumstances change.

These consolidated financial statements were authorised for issue by the Board of Directors on 21 February 2018.

Basis of consolidation

Basis of consolidation

The consolidated financial information includes the financial statements of British American Tobacco p.l.c. and its subsidiary undertakings, collectively “the Group”, together with the Group’s share of the results of its associates and joint arrangements.

A subsidiary is an entity controlled by the Group. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Associates comprise investments in undertakings, which are not subsidiary undertakings or joint arrangements, where the Group’s interest in the equity capital is long term and over whose operating and financial policies the Group exercises a significant influence. They are accounted for using the equity method.

Joint arrangements comprise contractual arrangements where two or more parties have joint control and where decisions regarding the relevant activities of the entity require unanimous consent. Joint operations are jointly-controlled arrangements where the parties to the arrangement have rights to the underlying assets and obligations for the underlying liabilities relating to the arrangement. The Group accounts for its share of the assets, liabilities, income and expenses of any such arrangement. Joint ventures comprise arrangements where the parties to the arrangement have rights to the net assets of the arrangement. They are accounted for using the equity method.

Foreign currencies

Foreign currencies

The functional currency of the Parent Company is sterling and this is also the presentation currency of the Group. The income and cash flow statements of Group undertakings expressed in currencies other than sterling are translated to sterling using exchange rates applicable to the dates of the underlying transactions. Average rates of exchange in each year are used where the average rate approximates the relevant exchange rate at the date of the underlying transactions. Assets and liabilities of Group undertakings are translated at the applicable rates of exchange at the end of each year. In territories where there are restrictions on the free access to foreign currency or multiple exchange rates, the applicable rates of exchange are regularly reviewed.

For hyperinflationary countries, the financial statements in local currency are adjusted to reflect the impact of local inflation prior to translation into sterling.

The differences between retained profits translated at average and closing rates of exchange are taken to reserves, as are differences arising on the retranslation to sterling (using closing rates of exchange) of overseas net assets at the beginning of the year, and are presented as a separate component of equity. They are recognised in the income statement when the gain or loss on disposal of a Group undertaking is recognised.

Foreign currency transactions are initially recognised in the functional currency of each entity in the Group using the exchange rate ruling at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of foreign currency assets and liabilities at year end rates of exchange are recognised in the income statement, except when deferred in equity as qualifying cash flow hedges, on intercompany net investment loans and qualifying net investment hedges. Foreign exchange gains or losses recognised in the income statement are included in profit from operations or net finance costs depending on the underlying transactions that gave rise to these exchange differences.

Revenue

Revenue

Revenue principally comprises sales of cigarettes and other tobacco products to external customers. Revenue excludes duty, excise and other taxes and is after deducting rebates, returns and other similar discounts. Revenue is recognised when the significant risks and rewards of ownership are transferred to a third party.

Retirement benefit costs

Retirement benefit costs

The Group operates both defined benefit and defined contribution schemes including post-retirement healthcare schemes. The net deficit or surplus for each defined benefit pension scheme is calculated in accordance with IAS 19 based on the present value of the defined benefit obligation at the balance sheet date less the fair value of the scheme assets adjusted, where appropriate, for any surplus restrictions or the effect of minimum funding requirements.

For defined benefit schemes, the actuarial cost charged to profit from operations consists of current service cost, net interest on the net defined benefit liability or asset, past service cost and the impact of any settlements.

Some benefits are provided through defined contribution schemes and payments to these are charged as an expense as they fall due.

Share-based payments

Share-based payments

The Group has equity-settled and cash-settled share-based compensation plans.

Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period, based on the Group’s estimate of awards that will eventually vest. For plans where vesting conditions are based on total shareholder returns, the fair value at date of grant reflects these conditions, whereas earnings per share vesting conditions are reflected in the calculation of awards that will eventually vest over the vesting period. For cash-settled share-based payments, a liability equal to the portion of the services received is recognised at its current fair value determined at each balance sheet date. Fair value is measured by the use of the Black-Scholes option pricing model, except where vesting is dependent on market conditions when the Monte-Carlo option pricing model is used. The expected life used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations.

Research and development

Research and development

Research expenditure is charged to income in the year in which it is incurred. Development expenditure is charged to income in the year it is incurred, unless it meets the recognition criteria of IAS 38.

Taxation

Taxation

Taxation is that chargeable on the profits for the period, together with deferred taxation.

The current income tax charge is calculated on the basis of tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries, associates and joint arrangements operate and generate taxable income.

Deferred taxation is provided in full using the liability method for temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for taxation purposes. A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised.

Deferred tax is determined using the tax rates that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or deferred tax liability is settled.

Tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case it is recognised in the statement of other comprehensive income or the statement of changes in equity.

The Group has exposures in respect of the payment or recovery of a number of taxes. Liabilities or assets for these payments or recoveries are recognised at such time as an outcome becomes probable and when the amount can reasonably be estimated.

Goodwill

Goodwill

Goodwill arising on acquisitions is capitalised and any impairment of goodwill is recognised immediately in the income statement and is not subsequently reversed.

Goodwill in respect of subsidiaries is included in intangible assets. In respect of associates and joint ventures, goodwill is included in the carrying value of the investment in the associated company or joint venture. On disposal of a subsidiary, associate or joint venture, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Intangible assets other than goodwill

Intangible assets other than goodwill

The intangible assets shown on the Group balance sheet consist mainly of trademarks and similar intangibles, including certain intellectual property, acquired by the Group’s subsidiary undertakings and computer software.

Acquired trademarks and similar assets are carried at cost less accumulated amortisation and impairment. Trademarks with indefinite lives are not amortised but are reviewed annually for impairment. Other trademarks and similar assets are amortised on a straight-line basis over their remaining useful lives, consistent with the pattern of economic benefits expected to be received, which do not exceed 20 years. Any impairments of trademarks are recognised in the income statement but increases in trademark values are not recognised.

Computer software is carried at cost less accumulated amortisation and impairment, and, with the exception of global software solutions, is amortised on a straight-line basis over periods ranging from three years to five years. Global software solutions are software assets designed to be implemented on a global basis and used as a standard solution by all of the operating companies in the Group. These assets are amortised on a straight-line basis over periods not exceeding ten years.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis to write off the assets over their useful economic life. No depreciation is provided on freehold land or assets classified as held-for-sale. Freehold and leasehold property are depreciated at rates between 2.5% and 4% per annum, and plant and equipment at rates between 3% and 25% per annum.

Capitalised interest

Capitalised interest

Borrowing costs which are directly attributable to the acquisition, construction or production of intangible assets or property, plant and equipment that takes a substantial period of time to get ready for its intended use or sale, are capitalised as part of the cost of the asset.

Leased assets

Leased assets

Assets where the Group has substantially all the risks and rewards of ownership of the leased asset are classified as finance leases and are included as part of property, plant and equipment. Finance lease assets are initially recognised at an amount equal to the lower of their fair value and the present value of the minimum lease payments at inception of the lease, then depreciated over the shorter of the lease term and their estimated useful lives. Leasing payments consist of capital and finance charge elements and the finance element is charged to the income statement.

Rental payments under operating leases are charged to the income statement on a straight-line basis over the lease term.

Impairment of non-financial assets

Impairment of non-financial assets

Assets are reviewed for impairment whenever events indicate that the carrying amount of a cash-generating unit may not be recoverable. In addition, assets that have indefinite useful lives are tested annually for impairment. An impairment loss is recognised to the extent that the carrying value exceeds the higher of the asset’s fair value less costs to sell and its value in use.

A cash-generating unit is the smallest identifiable group of assets that generates cash flows which are largely independent of the cash flows from other assets or groups of assets. At the acquisition date, any goodwill acquired is allocated to the relevant cash-generating unit or group of cash-generating units expected to benefit from the acquisition for the purpose of impairment testing of goodwill.

Impairment of financial assets

Impairment of financial assets

Financial assets are reviewed at each balance sheet date, or whenever events indicate that the carrying amount may not be recoverable. In the case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the investment below its cost is considered as an indicator that the investment is impaired.

Inventories

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is based on the weighted average cost incurred in acquiring inventories and bringing them to their existing location and condition, which will include raw materials, direct labour and overheads, where appropriate. Net realisable value is the estimated selling price less costs to completion and sale. Tobacco inventories which have an operating cycle that exceeds 12 months are classified as current assets, consistent with recognised industry practice.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument and derecognised when it ceases to be a party to such provisions. Such assets and liabilities are classified as current if they are expected to be realised or settled within 12 months after the balance sheet date. If not, they are classified as non-current.

Financial assets and financial liabilities are initially recognised at fair value, plus directly attributable transaction costs where applicable, with subsequent measurement as set out below.

Non-derivative financial assets are classified on initial recognition as available-for-sale investments, loans and receivables or cash and cash equivalents as follows:

Available-for-sale investments:

Available-for-sale investments are those non-derivative financial assets that cannot be classified as loans and receivables or cash and cash equivalents.

Loans and receivables:

These are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Fair values for quoted investments are based on observable market prices. If there is no active market for a financial asset, the fair value is established by using valuation techniques principally involving discounted cash flow analysis.

Non-derivative financial liabilities are stated at amortised cost using the effective interest method. For borrowings, their carrying value includes accrued interest payable, as well as unamortised issue costs.

Derivative financial assets and liabilities are initially recognised, and subsequently measured, at fair value, which includes accrued interest receivable and payable where relevant. Changes in their fair values are recognised as follows:

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for derivatives that are designated as cash flow hedges, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where the hedged item results in a non-financial asset, the accumulated gains and losses, previously recognised in other comprehensive income, are included in the initial carrying value of the asset (basis adjustment) and recognised in the income statement in the same periods as the hedged item. Where the underlying transaction does not result in such an asset, the accumulated gains and losses are reclassified to the income statement in the same periods as the hedged item;

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for derivatives that are designated as fair value hedges, the carrying value of the hedged item is adjusted for the fair value changes attributable to the risk being hedged, with the corresponding entry being made in the income statement. The changes in fair value of these derivatives are also recognised in the income statement;

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for derivatives that are designated as hedges of net investments in foreign operations, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where non-derivatives such as foreign currency borrowings are designated as net investment hedges, the relevant exchange differences are similarly recognised. The accumulated gains and losses are reclassified to the income statement when the foreign operation is disposed of; and

-	for derivatives that do not qualify for hedge accounting or are not designated as hedges, the changes in their fair values are recognised in the income statement in the period in which they arise.

In order to qualify for hedge accounting, the Group is required to document prospectively the relationship between the item being hedged and the hedging instrument. The Group is also required to demonstrate an assessment of the relationship between the hedged item and the hedging instrument, which shows that the hedge will be highly effective on an ongoing basis. This effectiveness testing is reperformed periodically to ensure that the hedge has remained, and is expected to remain, highly effective.

Hedge accounting is discontinued when a hedging instrument is derecognised (e.g. through expiry or disposal), or no longer qualifies for hedge accounting. Where the hedged item is a highly probable forecast transaction, the related gains and losses remain in equity until the transaction takes place, when they are reclassified to the income statement in the same manner as for cash flow hedges as described above. When a hedged future transaction is no longer expected to occur, any related gains and losses, previously recognised in other comprehensive income, are immediately reclassified to the income statement.

Derivative fair value changes recognised in the income statement are either reflected in arriving at profit from operations (if the hedged item is similarly reflected) or in finance costs.

Dividends

Dividends

Dividend distributions to the Company’s shareholders are recognised as a liability in the Group’s financial statements in the period in which they are approved by shareholders (final dividends) or declared (interim dividends). With effect from 1 January 2018, the Company will move to four interim quarterly dividend payments, with the dividend amount announced as part of the Group’s Preliminary Announcement.

Segmental analysis

Segmental analysis

The Group is organised and managed on the basis of its geographic regions. These are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the chief operating decision maker, identified as the Management Board, for assessing performance and allocating resources.

The Group is primarily a single product business providing cigarettes and other tobacco products. While the Group has clearly differentiated brands, global segmentation between a wide portfolio of brands is not part of the regular internally reported financial information. The results of Next Generation Products are not currently material to the Group.

The prices agreed between Group companies for intra-group sales of materials, manufactured goods, charges for royalties, commissions, services and fees, are based on normal commercial practices which would apply between independent businesses. Royalty income, less related expenditure, is included in the region in which the licensor is based.

Adjusting items

Adjusting items are significant items of income or expense in revenue,  profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate.

The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s principal non-GAAP measures of adjusted revenue, adjusted profit from operations, adjusted diluted earnings per share, operating cash flow conversion ratio and adjusted cash from operations, all of which are before the impact of adjusting items and which are reconciled from revenue, profit from operations, diluted earnings per share, cash conversion ratio and net cash generated from operating activities.

Provisions

Provisions

Provisions are recognised when either a legal or constructive obligation as a result of a past event exists at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and a reasonable estimate can be made of the amount of the obligation.

Contingent liabilities and contingent assets

Contingent liabilities and contingent assets

Subsidiaries and associate companies are defendants in tobacco-related and other litigation. Provision for this litigation (including legal costs) is made at such time as an unfavourable outcome became probable and the amount can be reasonably estimated.

Contingent assets are possible assets whose existence will only be confirmed by future events not wholly within the control of the entity and are not recognised as assets until the realisation of income is virtually certain.

Where a provision has not been recognised, the Group records its external legal fees and other external defence costs for tobacco-related and other litigation as these costs are incurred.

Repurchase of share capital

Repurchase of share capital

When share capital is repurchased the amount of consideration paid, including directly attributable costs, is recognised as a deduction from equity. Repurchased shares which are not cancelled, or shares purchased for the employee share ownership trusts, are classified as treasury shares and presented as a deduction from total equity.

Future changes to accounting policies

Future changes to accounting policies

Certain changes to IFRS will be applicable to the Group financial statements in future years. Set out below are those which are considered to be most relevant to the Group.

IFRS 9 Financial Instruments.

This standard was finalised and published in July 2014 as the replacement for IAS 39. The Group shall apply IFRS 9 with effect from 1 January 2018 with no restatement of prior periods, as permitted by the Standard. The cumulative impact of adopting the Standard, including the effect of tax entries, will be recognised as a restatement of opening reserves in 2018, and is estimated to be £37 million, arising from:

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A change in the classification and measurement of financial assets: The category of available-for-sale investments (where fair value changes are deferred in reserves until disposal of the investment) will be replaced with the category of financial assets at Fair Value through Profit and Loss, and the available-for-sale reserve will be reclassified into retained earnings. In addition, certain loans and receivables which do not meet the measurement tests for amortised cost under IFRS 9 will be reclassified as financial assets at Fair Value through Profit and Loss.

-	Impairment of financial assets under the expected loss model:

The expected loss model under IFRS 9 accelerates recognition of potential impairment on loans and trade receivables when compared with the incurred loss model under IAS 39. A simplified “lifetime expected loss model” is available for balances arising as a result of revenue recognition, by applying a standard rate of provision on initial recognition of trade debtors based upon the Group’s historical experience of credit loss, and increasing this provision to take account of overdue receivables. Applying the requirements of IFRS 9 is expected to result in a decrease of trade and other debtors of £45 million as at 1 January 2018.

The Group will adopt the hedge accounting requirements of IFRS 9 prospectively from 1 January 2018.

IFRS 15 Revenue from Contracts with Customers.

This standard was first published in May 2014, and subsequently amended in April 2016, as the replacement to IAS 18, and the mandatory effective date of implementation is 1 January 2018. The Group shall apply IFRS 15 with effect from 1 January 2018 with full restatement of prior periods, as permitted by the Standard, to ensure comparability of the income statement across prior periods.

This standard changes the way the Group accounts for rebates, discounts or other consideration payable to customers, and requires certain payments to indirect customers, currently shown as marketing expenses under IAS 18, to be shown as deductions from revenue. This would have reduced revenue by £664 million in 2017 (2016: £618 million), with a corresponding reduction in operating costs. In addition, due to the timing of the recognition of certain payments to indirect customers, revenue and operating profit for the year would have been reduced by a further £64 million had the Standard been applied to 2017’s results.

IFRS 16 Leases.

This standard was finalised and published in January 2016 with a mandatory effective date of implementation of 1 January 2019. The distinction between operating leases and finance leases enshrined in current accounting requirements (IAS 17) is removed with the effect that virtually all leasing arrangements will be brought on to the balance sheet as financial obligations and ‘right-to-use’ assets. Further due diligence will be carried out before implementation, but the anticipated impact from restatement on the Group’s reported profit and net assets for 2017 and 2016 is not expected to be material, although assets and liabilities would have been grossed up by £370 million in 2017 and £282 million in 2016 based on current leasing commitments as disclosed in note 28.

IFRIC 23 Uncertainty over Income Tax treatments.

This interpretation was finalised and published in June 2017 with a mandatory effective date of implementation, subject to EU endorsement, of 1 January 2019. The Interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In particular, the Interpretation addresses whether uncertain tax treatments should be considered separately or together with one or more other uncertain tax treatments, and addresses the assumptions an entity makes about how probable it is that a taxation authority will accept an uncertain tax treatment. An initial assessment has been carried out and the impact on the Group’s profit and equity is not expected to be material. Further due diligence will be carried out before implementation.

In addition, a number of other interpretations and revisions to existing standards have been issued which will be applicable to the Group’s financial statements in future years, but will not have a material effect on reported profit or equity or on the disclosures in the financial statements.